Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (199,013)	$ (140,269)	$ (327,388)	$ (166,516)
Stock-based compensation	17,841	1,240	7,082
Shares issued for services	125,837	26,219	141,771
Loss on extinguishment of debt		21,299	21,299
Changes in net assets and liabilities:
Decrease in accounts receivable	1,923		(60,522)
Decrease in Inventory	34,210		(99,701)
Increase in accrued interest	17,885	12,589	30,017	12,274
(Increase)/decrease in prepaid expenses and other current assets	(3,543)	2,705	(8,848)	(1,000)
(Decrease)/increase in accounts payable and accrued expenses	(94,544)	9,766	130,726	20,404
Cash flows from operating activities	(99,404)	(66,451)	(165,564)	(134,838)
Investing activities:
Capitalized software	(64,991)		(31,700)
Cash flows from investing activities	(64,991)		(31,700)
Financing activities:
Proceeds from sales of common stock	30,000			217
Proceeds from issuance of convertible notes payable	100,000		180,000	55,000
Proceeds of loan borrowings	86,000
Proceeds of related party borrowings		43,236	88,016	103,211
Cash flows from financing activities	216,000	43,236	268,016	158,428
Change in cash	51,605	(23,215)	70,752	23,590
Cash - beginning of year	94,342	23,590	23,590
Cash - end of period	145,947	375	94,342	23,590
Supplemental noncash investing and financing activity:
Debt and accrued interest converted to shares of common stock	326,286
Debt and common stock issued for intangible assets (Note 4)	$ 1,612,500
Conversion of due to related party to long-term debt			88,016	213,188
Long-term debt and accrued interest converted to shares of preferred stock				$ 270,023